Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Due from banks, non-interest-bearing	$ 767	$ 421
Due from banks, interest-bearing	61,360	3,472
Cash and cash equivalents	62,127	3,893
Investment in interest-earning time deposits	1,912	3,833
Investment securities available for sale	2,341	2,970
Loans held for sale	60,380	133,222
Loans receivable, net of allowance for credit losses (2023 $6,758; 2022 $7,678)	603,349	621,864
Accrued interest receivable	3,502	3,462
Investment in Federal Home Loan Bank stock, at cost	1,474	6,601
Bank-owned life insurance	4,329	4,226
Premises and equipment, net	2,933	2,775
Goodwill	2,573	2,573
Other intangible, net of accumulated amortization	125	174
Prepaid expenses and other assets	9,073	6,757
Total Assets	754,118	792,350
Liabilities
Non-interest bearing	92,215	88,728
Interest-bearing	539,484	460,520
Total	631,699	549,248
Federal Home Loan Bank short-term borrowings	0	93,200
Federal Home Loan Bank short-term borrowings	29,022	66,022
Federal Reserve Bank short-term borrowings	0	7,000
Other short-term borrowings	5,549	5,489
Subordinated debt	21,957	7,966
Accrued interest payable	1,106	584
Advances from borrowers for taxes and insurance	3,730	4,186
Accrued expenses and other liabilities	9,490	9,573
Total Liabilities	702,553	743,268
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,895,675 and 2,777,250 issued as of December 31, 2023, and December 31, 2022, respectively; 2,407,048 and 2,167,613 outstanding at December 31, 2023 and 2022, respectively	29	28
Additional paid-in capital	20,299	17,906
Treasury stock, at cost: 488,627 and 609,637 shares at December 31, 2023 and 2022, respectively	(3,568)	(3,992)
Accumulated other comprehensive loss	(10)	(24)
Retained earnings	31,741	30,875
Total Quaint Oak Bancorp, Inc. Stockholders’ Equity	48,491	44,793
Noncontrolling Interest	3,074	4,289
Total Stockholders’ Equity	51,565	49,082
Total Liabilities and Stockholders’ Equity	$ 754,118	$ 792,350